Employee Benefit Plans (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2021 CAD ($) item	Aug. 31, 2020 CAD ($)
Disclosure of defined benefit plans [line items]
Voluntary employee contributions	25.00%
Number of defined benefit plans | item	2
Length of service for eligible benefits	3 years
Post-retirement benefit plan expense	$ 12	$ 13
Estimate of contributions expected to be paid to plan for next annual reporting period	0
Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	72
Rate Of Compensation Increase [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2
Defined Benefit Plans - Non-Union [Member]
Disclosure of defined benefit plans [line items]
Employer contribution on eligible earnings, percentage	5.00%
Post-retirement benefit plan expense	$ 30	31
Defined Benefit Plans - Union [Member]
Disclosure of defined benefit plans [line items]
Employer contribution on eligible earnings, percentage	9.80%
Post-retirement benefit plan expense	$ 23	24
SERP [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	14 years 6 months
Post-retirement benefit plan expense	$ 2	$ 4
SERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.70%
SERP [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.90%
ERP [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	15 years 10 months 24 days
Post-retirement benefit plan expense	$ 10	$ 9
ERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.70%
ERP [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.90%
Other Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit plans	16 years 8 months 12 days
Effect of changes in demographic assumptions	$ 1
Other Benefit Plans [Member] | Discount Rate [Member]
Disclosure of defined benefit plans [line items]
Effect of changes in demographic assumptions	$ 1
Other Benefit Plans [Member] | Accrued Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.10%	2.90%
Other Benefit Plans [Member] | Benefit Cost [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.70%
Other Benefit Plans [Member] | Service and Interest Cost [Member]
Disclosure of defined benefit plans [line items]
Effect of changes in demographic assumptions	$ 0	$ 0